 General Presentation  Investing in hedge funds and other alternatives investment strategies involves substantial risks, including the risk of loss of invested capital. These risks remain substantial notwithstanding the risk management practices we employ in selecting and monitoring investments. Alternative investments are typically made through investments in illiquid, unregulated investment funds that employ sophisticated investment techniques, often involving derivatives and leverage.

Table of Contents

Section I	Firm Overview
Section II	Commingled Hedge Fund Solutions
Section III	Investment Philosophy and Process
Section IV	Integrated Risk Management
Section V	How We Work With Clients
Appendix A	Aetos Funds
Appendix B	Biographies
Appendix C	Information Disclosures

AETOS

2

 Section I  Firm Overview

Aetos Overview

Leading provider of hedge fund solutions since 2001

Who We Are

- **Leading Provider of Alternative Investments:** 17-year history of providing comprehensive hedge fund solutions
- **Alternatives as Sole Focus:** Multi-manager hedge fund portfolios, credit investing across the liquidity spectrum, co-investments and assistance with direct hedge funds
- **Customization:** Over xx% of our assets under management are in fully customized portfolios, both discretionary and non-discretionary
- **Scale:** Our size enables us to negotiate beneficial fees and other terms on behalf of clients
- **Independence:** As an independently owned firm, our interests are aligned with that of our clients

...and What Defines Us

- **Research-Intensive Culture:** Conduct in-depth proprietary research, leading to high conviction investment ideas
- **Capital Markets Expertise:** Analyze drivers of return and risk at strategy and security level, in addition to underwriting managers
- **Macro Insights:** Identify market dislocations and invest tactically based on macroeconomic and market insights
- **Extension of Staff:** Assign our most senior investment, risk, and client service resources to client relationships, who act as a true extension of our clients' staff
- **Responsible Investing Focus:** Believe in incorporating responsible investing considerations into our investment process

Year Founded	Assets Under Management[1]	Employees[1]	% Women and Minorities[1]	Office Locations	First Customized Portfolio
2001	$xx Billion	xx	xx%	Menlo Park, CA New York, NY	2001

[1] As of December 31, 2018.

AETOS

4

 Hedge Fund Solution Provider to Institutional Investors  1 By assets under management as of December 31, 2018.  Client Type  Implementation  Portfolio Type  Majority of client capital is managed in fully customized portfolios, both discretionary and non-discretionary, including co-investments  Customized client solutions that encompass diversified, strategy specific and more niche opportunities  Deep understanding of investment objectives, operational constraints and tax, regulatory and corporate governance issues across client types  xx%Institutional Investors1  >xx%Separate Accounts1  ~xx%Specialty Mandates1  AUM Pie Chart by Client Type(Updated Quarterly)  AUM Pie Chart by Account Type(Updated Quarterly)  AUM Pie Chart by Strategy(Updated Quarterly)

Breadth of Expertise and Solutions

Few firms have the breadth of experience to offer multi-manager hedge fund portfolios, co-investments and assistance with direct hedge fund investing

Discretionary Portfolios

Commingled Funds / Separate Accounts

Commingled Funds
- SEC Registered 1940 Act Funds
- Customized allocations to long/short equity, distressed credit and/or arbitrage strategies

Separate Accounts
- Fund-of-one owned by client
- Direct investments in client's name
- Diversified or strategy specific (activist, long/short equity, macro, credit, real estate, distressed, emerging managers)

Opportunistic/Co-Investments

High Conviction Ideas

Idiosyncratic Opportunities
- Capitalize on intellectual capital of Aetos and high conviction managers
- Identify idiosyncratic themes
- Seek reduced fees

Customized Access
- Aetos Special Situations Opportunity Fund (SSOF) provides opportunity for direct investments
- Individual separate accounts

Advisory

Depth of Resources

Comprehensive Advice on Direct Hedge Fund Portfolios
- Dedicated senior investment team
- Asset allocation and manager recommendations
- Board/staff education

Investment-Related Services
- Portfolio risk analytics and in-depth reporting
- Complete accounting, operational and legal services
- Transition management

Preferred Capacity	Favorable Terms	Proprietary Implementation
Access to constrained managers	Beneficial terms with xx% of managers[1]	Bespoke accounts

[1] Information is as of January 1, 2019 for the Aetos commingled funds and excludes managers under redemption. Beneficial terms may include, but are not limited to, reduced fees, most favored nation status, modifications to standard of care, and liquidity and transparency enhancements.

AETOS

6

Co-Investment Capabilities

Aetos seeks to leverage the intellectual capital of underlying managers to provide clients with more idiosyncratic opportunities through co-investments globally



Short Term
(1-2 Years)
Intermediate Term
(2-5 Years)
Long Term
(> 5 Years)
More Liquid
Hedge Funds
Co-Investment Opportunities
Private Equity
Less Liquid

What are Co-Investments?

- **Monetizing Intellectual Capital:** Co-investments allow Aetos to invest alongside an underlying hedge fund manager in a specific trade opportunity
- **Capturing Illiquidity Premium:** We feel the 2-5 year time period is underexploited and offers outsized investment returns to capture an illiquidity/complexity premium
- **More Differentiated Alpha:** Targeting high conviction ideas can offer more idiosyncratic investments to capitalize on recent market dislocations
- **Reduced Fees:** Co-investments typically come at reduced fees, often lower management fees, creating savings which we pass along to clients

Aetos Advantage

- ✓ Because of Aetos' size and depth of relationships with managers, we are often approached by managers with new ideas across hedge funds, private equity and real estate
- ✓ Deep capital markets expertise enables us to do security-level analysis and underwrite idiosyncratic investment opportunities
- ✓ Aetos has invested more than $xx million across xx co-investment deals[1]

[1] As of December 31, 2018.

AETOS 7

Commitment to Social Responsibility

Aetos is committed to promoting Environmental, Social and Governance (ESG) factors across our firm and for our clients

Signatory of:

PRI Principles for Responsible Investment

Firm-Wide Commitment

- Co-founded by [Professional's Name], Chief Investment Officer, Aetos values diversity in the workplace as evidenced by the composition of our professionals (xx% women and minorities)
- Promoting diversity across nationalities, ethnicities, academic backgrounds and life experiences across our organization has been a core belief and foundation of our success since the firm's inception
- Aetos is committed to building our communities through community service and other philanthropic endeavors

Incorporating Socially Responsible Factors into Our Investment Process

- As a PRI Signatory (Principles for Responsible Investment), Aetos is committed to the incorporation of Environmental, Social and Corporate Governance factors into our investment analysis and decision-making processes
- Actively incorporate ESG questions into our manager due diligence process to determine usage of ESG factors by underlying managers in their investment process to help us make more informed investment decisions
- [Professional's Name], Co-Deputy Chief Investment Officer, is a member of the equity hedge PRI strategy group that works to define guidelines for hedge funds in responsible investing

Building Socially Responsible-Dedicated Portfolios for Clients

- Leveraging the firm's experience in building customized portfolios, Aetos has the depth of team, infrastructure and skill to create customized portfolios designed to meet a client's specific ESG criteria/objectives
- We can design portfolios based on client's preferred socially responsible approach, whether negative screening, incorporating ESG factors or sustainability/thematic-based
- Incorporating ESG factors through absolute return strategies can accomplish the twin goals of providing diversification through less correlated assets while meeting a client's socially responsible objectives

AETOS

8

A History of Innovative Solutions

Aetos has a track record of capitalizing on idiosyncratic opportunities and providing innovative solutions to clients since inception

2001
Founded by [Professional's Name], former CIO of Stanford University Endowment, and [Professional's Name], former President of Morgan Stanley's Institutional Funds business

First Separate Account established

2002
Created strategy-specific commingled fund of funds and launched the multi-strategy Aetos Portfolio

2003
1st multi-asset class relationship, with long-only and alternative investments, including private equity, real estate and venture capital

2005
1st Advisory Relationship for a University Endowment

2007
Direct investment targeting the subprime mortgage opportunity

2009
1st hybrid credit opportunities portfolio (xx% Drawdown Structure)

2012-13
Multiple mandates awarded to oversee the opportunistic credit portion of clients' fixed income portfolios

2013-14
Structured opportunistic portfolios focused on activist, real estate-related and credit strategies

2018
Launch of Aetos Special Situations Opportunity Fund

2001 → Present

Capital Markets Expertise

Capital markets expertise and experience enables Aetos to analyze direct investments across asset classes, in addition to underwriting managers and funds

Capitalize on Idiosyncratic Opportunities

Fundamental macroeconomic research combined with bottom-up manager-specific insights allow us to make tactical investments throughout the capital markets cycle and capitalize on idiosyncratic opportunities

AETOS

9

Stable Team with Deep Capital Markets Experience

Aetos Tenure of Senior Investment Team



Professionals' Pictures
[Professional's Name]
Chief Investment Officer
18 years
[Professional's Name]
Chief Risk Officer
18 years
[Professional's Name]
Senior Portfolio Manager
17 years
[Professional's Name]
Co-Deputy Chief Investment Officer
15 years
[Professional's Name]
Co-Deputy Chief Investment Officer
14 years
[Professional's Name]
General Counsel
18 years
[Professional's Name]
Manager of Operational Due Diligence
13 years
[Professional's Name]
Research Analyst
13 years
[Professional's Name]
Chief Compliance Officer
15 years
[Professional's Name]
Research Analyst
9 years
[Professional's Name]
Chief Financial Officer
15 years
Members of Investment Committee
Other Senior Team Members

Seniority of Investment Committee

	Industry Experience
[Professional's Name]	36 years
[Professional's Name]	33 years
[Professional's Name]	36 years
[Professional's Name]	18 years
[Professional's Name]	16 years

- Investment Committee members average xx years of financial industry experience and xx years of hedge fund experience

Stability of Team

- Investment Committee members have been at Aetos, on average, for xx years
- Senior investment team, whose members average xx years of financial industry experience, has been stable with low turnover

Deep Capital Markets Expertise

- Deep capital markets expertise across equities, debt, private equity, venture capital, real assets, and derivatives
- Fiduciary perspective

AETOS

10

Stable, Senior Team of Dedicated Professionals

Investment Committee				
[Professional's Name] *Title*	[Professional's Name] *Title*	[Professional's Name] *Title*	[Professional's Name] *Title*	[Professional's Name] *Title*

Portfolio Management and Research			
[Professional's Name] Title *Educational Degrees*			
[Professional's Name] Title *Educational Degrees*		[Professional's Name] Title *Educational Degrees*	
[Professional's Name] Title *Educational Degrees*		[Professional's Name] Title *Educational Degrees*	
[Professional's Name] Title *Educational Degrees*		[Professional's Name] Title *Educational Degrees*	
[Professional's Name] Title *Educational Degrees*	[Professional's Name] Title *Educational Degrees*	[Professional's Name] Title *Educational Degrees*	[Professional's Name] Title *Educational Degrees*

Operational, Business and Legal Due Diligence	
[Professional's Name] Title *Educational Degrees*	
[Professional's Name] Title *Educational Degrees*	
[Professional's Name] Title *Educational Degrees*	[Professional's Name] Title *Educational Degrees*
[Professional's Name] Title *Educational Degrees*	[Professional's Name] Title *Educational Degrees*
[Professional's Name] Title *Educational Degrees*	[Professional's Name] Title *Educational Degrees*

Client Relations and Business Development Team						
[Professional's Name] Title *Educational Degrees*	[Professional's Name] Title *Educational Degrees*	[Professional's Name] Title *Educational Degrees*	[Professional's Name] Title *Educational Degrees*	[Professional's Name] Title *Educational Degrees*	[Professional's Name] Title *Educational Degrees*	[Professional's Name] Title *Educational Degrees*

Information Technology, Business Management and Administration				
[Professional's Name]	[Professional's Name]	[Professional's Name]	[Professional's Name]	[Professional's Name]
[Professional's Name]	[Professional's Name]	[Professional's Name]	[Professional's Name] [1]	

[1] IT Consultant working with Aetos since 2001.

AETOS

11

Underlying Hedge Fund Fees[1]

Aetos has negotiated reduced management fees on investments for approximately half of the flagship portfolio's assets, with none of its underlying hedge fund managers charging "2 and 20"

Negotiated Fees with Underlying Managers

- Aetos has negotiated reduced management fees in a variety of ways, including:
  - Changes to standard fee terms
  - Discounts based on length of relationships
  - Discounts based on size of investments
- While some managers offer discounts for longer lockups, Aetos has not employed this strategy as the primary driver of its initiative to reduce management fees

Reduced Fees Column Chart- % of Aetos Portfolio (Updated Yearly)

Investors Benefit from Lower Fees

- As of January 1, 2019, the Aetos Portfolio's managers charged an average management fee of xx%
- Average management fees have steadily declined
- Aetos also seeks to negotiate reduced incentive fees with underlying managers

Reduced Fees Column Chart (Updated Yearly)

[1] "2 and 20" is a reference to 2% management and 20% incentive fee schedules. From time to time, Aetos will invest in funds through "anchor" or "founder" shares, which typically offer discounted fees that are greater than typical discounts associated with longer lockups. Reduced fee analysis only credits funds where Aetos was an investor at the time of a fee reduction and remains an investor, does not credit funds that have built-in fee discounts as firm assets increase, does not credit funds that introduced new share classes with reduced fees and longer lockups, includes instances where Aetos negotiated additional fee reductions on top of reductions for all investors, and excludes certain run-off investments. Actual 2019 fees are likely to differ.

AETOS

12

Partnering with Aetos

Starting with our first client in 2001, Aetos has served as a true extension of our clients' staff, dedicating our most senior investment, risk and client relations resources to these relationships.

Focus on Alpha Generation

- Extensive resources dedicated to global research, risk management, diligence, and reporting analytics
- In-depth capital markets analysis and macroeconomic research leading to identification of idiosyncratic opportunities across portfolios

Beneficial Fees and Terms

- Negotiate fees and terms and any required side letters in accordance with clients' requirements
  - Seek favorable fees and other terms for clients
  - Beneficial terms withxx% of managers[1]

Knowledge Transfer

- Knowledge sharing with investment staff including visits with managers
- Board/committee presentations and education sessions
- Provide full transparency across all stages of Aetos' investment process, including manager selection, portfolio construction, portfolio monitoring and risk management

Customization

- Collaborative relationship with a broad range of senior leadership involvement
- Tailored strategic partnerships to meet a client's specific needs
- Strong fiduciary perspective with regards to investment and hedge fund program design
- Customized reporting and risk aggregation, including online access to information

[1] Information is as of January 1, 2019 for the Aetos commingled funds and excludes managers under redemption. Beneficial terms include, but are not limited to, reduced fees, most favored nation status, modifications to standard of care, and liquidity and transparency enhancements.

AETOS

13

Strategic Partnerships: Case Study

Aetos was hired by Client X in 2006 to manage a commingled hedge fund of funds portfolio

Client X engaged Aetos to help build the direct portfolio and create a discretionary opportunistic portfolio
Goal of Relationship: ***Leverage Aetos' resources and expertise to create best-in-class hedge fund program.***

2006 | 2007 | 2008 | 2009 | 2010 | 2011 | 2012 - Present

Client X began building an outside direct portfolio of hedge funds in 2007

Client X's dedicated alternatives staff expanded the hedge fund portfolio starting 2011

Extension of Staff

Economic and Market Research

Image of Tool

Prospective Focus List – Direct Managers

Image of Tool

Collaboration & Transparency

Image of Tool

Representative Meetings with Client X

Image of Tool

Analysis and Reporting

Direct Portfolio Detail

Image of Tool

- **Analysis and reporting for Client X encompasses all aspects of their hedge fund program, including:**
  - Portfolio Construction and Scenario Analysis
  - Portfolio Monitoring and Reporting
  - Risk Analytics and Aggregation
  - Manager Operational Due Diligence
  - Administrative Processing

[1] Aetos-only meetings taken at Client request and followed by debriefing with Client staff.

AETOS

14

 Section II  Commingled Hedge Fund Solutions

Commingled Portfolios

Aetos is one of the few firms to offer customizable commingled portfolios of hedge funds with the flexibility to allocate across three SEC-registered 1940 Act Funds

- **First Commingled Portfolio**
  - 2002
- **Three SEC-registered 1940 Act Funds**
  - Aetos Long/Short Strategies
  - Aetos Distressed Investment Strategies
  - Aetos Multi-Strategy Arbitrage
- **Aetos Model Commingled Portfolios**
  - Growth (Flagship), Balanced, Prime
  - Allocated across Aetos' three SEC 1940 Act Registered Funds
- **Fund Structures**
  - Onshore & offshore fund structures, including 3(c)(1) and 3(c)(7)
- **Liquidity**
  - Quarterly with xx days notice
- **ERISA Capacity**
  - Yes
- **Minimum Investment**
  - $xx million

Aetos SEC 1940 Act Registered Funds[1]

- Aetos Multi-Strategy Arbitrage Fund — *xx Managers*
- Aetos Distressed Investment Strategies Fund — *xx Managers*
- Aetos Long/Short Strategies Fund — *xx Managers*

1. Model Commingled Portfolios (Current Allocation)

Growth Portfolio
(Flagship Offering)

Pie Chart

Balanced Portfolio

Pie Chart

Prime Portfolio

Pie Chart

2. Customized Allocations

Clients also have the option to customize weightings/allocations to one or more of our three commingled fund of funds based on their specific investment parameters

[1] Number of managers excludes managers that are under redemption as of April 1, 2019.

AETOS

16

Aetos Portfolio Characteristics

Designed to provide institutional investors with attractive risk-adjusted returns and low betas to traditional markets, the portfolio is relatively concentrated by manager yet diversified by strategy

Strategy Allocations[1]

Strategy Allocation Pie Chart
(Updated Monthly)

Number of Managers[2] = xx

Number of Strategies = xx

Median Position Size = x.x%

Average Position Size = x.x%

Aetos Long/Short Strategies Fund: xx%

Aetos Multi-Strategy Arbitrage Fund: xx%

Aetos Distressed Investment Strategies Fund: xx%

Historical Exposures[1]

Historical Exposures Line Graph
(Updated Quarterly)

Geographic Exposures[1]

Geographic Exposures Pie Chart
(Updated Quarterly)

[1] Strategy allocations are as of April 1, 2019. Historical and geographic exposures are as of December 31, 2018. Information is subject to change over time, excludes cash and may not sum to 100% due to rounding.
[2] Number of managers excludes managers under redemption.

AETOS

17

Portfolio Performance

Diversified Portfolios

✓ Consisting of allocations to credit, distressed, arbitrage and hedged equity

Demonstrable Track Record of Outperformance

✓ Aetos has outperformed the HFRI FOF: Conservative Index since the Aetos Portfolio's inception

Annualized Performance vs. HFRI FOF: Conservative Index

Bar Chart
(Updated Monthly)

		Annualized Returns (Through Mar 2019)				Since Inception (Sep 2002 to Mar 2019)			
	YTD 2019	1 Year	3 Years	5 Years	10 Years	Annualized Return	Standard Deviation	Sharpe Ratio	Portfolio Beta vs. Indices
Aetos Portfolio	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx	-
HFRI FOF: Conservative Index	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx	-
Bloomberg Barclays US Aggregate Bond Index	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx	x.xx
MSCI ACWI	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx	x.xx

Performance footnote.

AETOS

18

Portfolio Downside Protection

Up/Down Capture Since Inception (September 2002)[1]

Managing beta exposure is a key component of preserving capital in down markets

- ✓ The Aetos Portfolio has a x.xx beta to MSCI ACWI since inception

Bar Chart
(Updated Monthly)

Largest Market Drawdowns Since Inception (September 2002)[2]

Hedge Funds Can Help Mitigate Equity Market Drawdowns

- ✓ Through risk management, hedge funds have produced returns that have reduced the magnitude of drawdowns

Bar Chart
(Updated Monthly)

[1] "Up Months" represent monthly performance of the MSCI ACWI index that were positive, of which there were xx up months. "Down Months" represent monthly performance of the MSCI ACWI index that were negative, of which there were xx down months.

[2] Represents the largest market drawdowns of the MSCI ACWI since Aetos Portfolio's inception in September 1, 2002 through March 31, 2019.

Performance footnote.

AETOS

19

Historical Track Record

Since Inception (September 1, 2002) through March 31, 2019 (net of fees in US$ terms)

Aetos Portfolio Monthly Performance (US$)													
	Jan	Feb	Mar	Apr	May	Jun	Jul	Aug	Sep	Oct	Nov	Dec	Year
2019	x.xx%	x.xx%	x.xx%	-	-	-	-	-	-	-	-	-	x.xx%
2018	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%
2017	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%
2016	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%
2015	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%
2014	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%
2013	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%
2012	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%
2011	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%
2010	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%
2009	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%
2008	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%
2007	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%
2006	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%
2005	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%
2004	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%
2003	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%
2002	-	-	-	-	-	-	-	-	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%

Performance footnote.

AETOS

20

 Section IV  Investment Philosophy and Process

Investment Philosophy

Aetos' investment philosophy is focused on accessing differentiated alpha sources and preserving capital

Differentiated Alpha Sources

- **Research Intensive Process:** Fundamental and detailed analyses of investment strategies and individual hedge funds' competitive advantages
- **Marginal Provider of Capital:** Capitalize on opportunities to provide liquidity to forced sellers and transition assets to appropriate owners
- **Fundamental Analysis with Macro Positioning:** Combine bottom-up, manager-specific analysis with macroeconomic and market research to identify managers with the skills to navigate through market cycles

Capital Preservation

- **Diversified, Low Beta Portfolios:** Invest in truly hedged managers to create low beta portfolios, diversified by manager, strategy, sub-strategy, and underlying positions
- **Integrated Risk Management Throughout Process:** Integrate risk management into every step of our investment process with separate teams to assess and evaluate investment risk and operational risk
- **Deep Relationships with Institutional Quality Managers:** Focus on managers with strong infrastructures and risk management controls who are capable of generating repeatable patterns of returns

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22

Investment Strategies

We classify hedge fund strategies into skill and liquidity-driven strategies which helps determine the key drivers of manager performance, develop forward-looking views and set risk and return expectations

Liquidity-Driven Strategies
Marginal Provider of Capital

Earn a "premium" by providing short and intermediate term liquidity to market participants (i.e., forced sellers) and transitioning assets to the correct market holders

Skill-Driven Strategies
Information Edge

Fundamental research focus with more flexibility to be long and short to capitalize on mispricing of securities/assets


Higher Beta to Equity or Credit Markets
Event Driven
Distressed Credit
Merger Arbitrage
Event Driven Arbitrage
Special Situations
Long/Short Equity
Short-Biased Equity
Directional Equity
Equity Market Neutral
Sector Funds
Liquidity-Driven Strategies
Skill-Driven Strategies
Arbitrage and Relative Value
Convertible Arbitrage
Statistical Arbitrage
Capital Structure Arbitrage
Fixed Income Arbitrage
Relative Value Arbitrage
Tactical Trading
Global TAA
Fundamental Macro
Currency Strategies
Systematic Macro
CTA
Lower Beta to Equity or Credit Markets

AETOS

23

Investment Process

Aetos' investment process focuses on risk management to identify best-in-breed managers, capitalize on opportunistic sub-strategies and construct optimized portfolios

Macro Positioning and Strategy Allocation

In-depth macroeconomic/market research allows us to form timely and differentiated views on various market themes and navigate through different market environments

Manager Evaluation and Selection

Established and emerging managers are sorted by strategy and sub-strategy and sourced from Aetos' extensive network

Integrated Risk Management

Manager and Portfolio Monitoring

Monthly quantitative monitoring using proprietary risk tools and continuous qualitative manager monitoring led by Chief Investment Officer

Portfolio Construction

Portfolios are customized to meet a client's specific investment parameters, using combination of Core, Satellite and Opportunistic hedge funds across sub-strategies

AETOS

24

Fundamental Economic & Capital Markets Research

- Aetos analyzes fundamental data and capital market trends through in-depth research to evaluate the relative attractiveness of investment strategies
- Goal: To identify transformative developments in financial markets and allocate to the managers we believe are best-equipped to navigate them

Economic & Capital Markets Research + **Bottom-Up Manager Insights** = **Strategy Allocation Views**

Data Monitoring Examples			
Economic / Fundamental		**Capital Markets**	
Central Bank Policy	Capital Flows	Sovereign Yields & CDS	Implied Volatilities
Balance of Payments	National & HH Savings	Corporate Spreads (IG & HY)	Currency Pressures
Fiscal Policy	Housing Starts	Loan Issuance / CLOs	IPO Markets
Growth (GDP, PMI, etc.)	Shiller P/E	Price / Volume Trends	Equity Correlations
Inflation	HH & Gov Debt Burdens	Liquidity	Trade Crowdedness
Employment & Wages	Commodity Supply/Demand	M&A Activity	Systemic Leverage
Corporate Earnings	Conf. Board Indicators	Bank Regulations / Basel III	Market Sentiment
Business & Inventory Cycles	Political Cycles	FDIC Updates	Consensus Estimates

AETOS

25

 We aim to identify drivers of risk and return in specific hedge fund strategies at different points in economic cycles where economic and market dislocations and anomalies can be exploited  Navigating Through Market Cycles    [Note sector rotations]    2009 – 2010  [Note sector rotations]    2011      2013 - 2015  [Note sector rotations]  [Note sector rotations]    2012      [Note sector rotations]  2007      Capital Markets Cycle    2016 – 2018  [Note sector rotations]

Manager Due Diligence Process

Investment Committee members average xx years of experience in discovering hedge fund talent with a focus on institutional-quality managers that are qualified by experience and pedigree within their investment strategies

Aetos often approached by managers seeking new capital

~XX

- Extensive universe of established and emerging managers
- Leverage experience and relationships of investment professionals
- Proprietary database for constant information flow

Senior PMs involved in sourcing and evaluation

~XX

- Initial evaluation by Aetos investment Team
- Qualitative assessment of manager's "edge"
- Quantitative analysis of track record

Iterative dialogue between operational risk and investment teams

~XX

- Thorough independent evaluation by senior members
- Evaluation by two separate teams – Investment and Operational Due Diligence
- Onsite visits by senior Aetos staff

Both Chief Investment Officer and Chief Risk Officer hold veto power

~XX

- Investment Committee approval
- Independent veto power
- Negotiate terms

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Portfolio Construction Philosophy

Aetos utilizes a "core/satellite" approach in which hedge fund portfolios are constructed to be diversified by strategy, sub-strategy, and underlying positions yet relatively concentrated by manager



Opportunistic
Niche
Tactical
Satellite
Single-Strategy
Sector specialists
Core
Multi-Strategy
Diversified
Flexible across market cycles

Focus on Negotiating Beneficial Terms

Fees & Terms

- Negotiated beneficial term arrangements with approximately xx% of our managers[1], including:
  - Management and/or incentive fee reductions
  - Most favored nation status, standard of care, liquidity, transparency and high water mark provisions

Access to Capacity

- Preferred access with capacity constrained managers for clients in both separate account and commingled portfolios

[1] Information is as of January 1, 2019 for the Aetos commingled funds and excludes managers under redemption. Beneficial terms include, but are not limited to, reduced fees, most favored nation status, modifications to standard of care, and liquidity and transparency enhancements.

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Analysis and Monitoring

Continually evaluate the market environment, opportunity set and risk profile of each strategy and perform ongoing due diligence on individual managers

- ✓ Senior investment team members, including Aetos' CIO, [Professional's Name], are intimately involved in the monitoring process
- ✓ Managers are re-underwritten on an annual basis from both an investment and operational perspective

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Market Environment Review (Weekly)

- **Forum:** Weekly Market Review
- **Focus:** Evaluate economic and market factors and identify strategy drivers and outlook; in-depth research and white papers

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Valuation (Monthly)

- **Forum:** Pricing Committee
- **Focus:** Approve monthly net asset values of each manager while monitoring manager performance

Analysis and Monitoring

Manager Level (Monthly)

- **Forum:** Manager Portfolio Review
- **Focus:** Perform and review quantitative and qualitative analysis on invested managers

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Portfolio Level (Monthly)

- **Forum**: Portfolio and Cash Flow Meeting
- **Focus**: Evaluate portfolio allocations, exposures and return characteristics

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 Section V  Integrated Risk Management

Evaluate Four Constituents of Risk

Focus on investment risks while seeking to minimize management and operational risks



Four Constituents of Risk
Evaluate
"compensated for" risks
quantitative and investment risks to generate attractive risk-adjusted returns
Minimize
"uncompensated for" risks
non-investment risks that can impair capital
Quantitative Risk
Correlations
Performance Attribution
Liquidity
Scenario Analysis and Stress Tests
Strategy and Manager Diversification
Exposure Profiles
Strategy Risk
Value at Risk
Factor Risks and Exposures
- Equity
- Fixed Income
- Credit
- Volatility
- Liquidity
- Concentrations
- Derivatives
- Leverage
Management Risk
Quality of Franchise
Alignment of Interests
Organizational Stability
Investment Discipline
Integrity and Ethics
Client Mix
Legal
Operational Risk
Control Environment
Pricing and Valuations
Transparency and Reporting
External Service Providers
Systems & Disaster Recovery
Trading, Settlement and Reconciliation
Accounting and Audit

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Detailed Transparency from Managers

In order to perform quantitative analyses on managers, Aetos typically obtains top positions and exposure level transparency from managers in addition to performance attribution for contributors and detractors

Typical Information Required from Managers

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Convert to Aetos' Standard Manager Reporting Templates

Returns and Factor-Based Analysis

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Exposures Analysis by Geography, Sector, and Security

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We only invest with managers where we receive sufficient portfolio transparency. We require detailed transparency from managers, including, but not limited to:

- ✓ *Top positions, sizing and performance attribution*
- ✓ *Exposures by geography, sector and security type*
- ✓ *Access to key principals to regularly discuss individual positions and portfolio positioning and outlook*

Aetos creates detailed proprietary reports for each manager that are reviewed by our Chief Investment Officer each month in conjunction with strategy-specific research analysts responsible for each manager

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Manager-Level Risk Analytics

Aetos performs quantitative risk analytics at the manager level, including position- and factor-based risk assessments

Performance and Holdings-Based Analyses

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- Time series return analysis
- Manager 13F analysis
- Position concentrations

Factor-Based Analysis

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- Multi-factor regression analysis
- Historical exposures analysis
- Style analysis

Performance Attribution Analysis

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- Strategy and manager attribution
- Manager alpha analysis
- Manager risk analytics

Customized Peer Analysis

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- Customized peer group performance analytics
- Benchmark analysis
- Risk characteristics

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 Using our proprietary risk analytics system, we aggregate data across managers, sub-strategies and strategies to generate risk reports on the portfolio level, performing various analyses for our clients’ portfolios to ensure optimal risk management  Portfolio-Level Analysis of Performance, Allocations, and Holdings  Portfolio strategyExposuresManager allocationsPerformance analysis  Exposure and Performance Analysis  Top 20 Holdings  Attribution by Strategy and Manager  Manager attributionStrategy attribution  We monitor strategy and position-level exposure on the portfolio level by taking top holdings information provided by managers and cross referencing that with information we acquire through our electronic feeds from regulatory filings  Images of Analysis  Images of Analysis  Images of Analysis

 On the portfolio level, we use our proprietary models to aggregate exposure information across all managers. We also evaluate a manager’s contribution to risk on the portfolio level and perform sensitivity and stress testing on the portfolio  Portfolio-Level Exposure, Correlation Analysis and Contribution to Risk  Gross, long, short, netSectorGeography Asset type  Exposure Analysis  Portfolio Contribution to Risk  Contribution to BetaMarginal contribution to risk and standard deviation  Stress Testing / Scenario Analysis  Correlation Analysis  Images of Analysis  Images of Analysis  Images of Analysis  Images of Analysis

Operational, Business and Legal Risk Management

Aetos' independent Operational, Business and Legal Risk Management Team performs initial and ongoing due diligence, evaluating the structural/non-investment-related risks of both prospective and existing hedge fund managers. Their views are integrated from the beginning of our investment process as opposed to a simple "check" at the end of the process

Initial Review	Onsite Visit	Follow-up / Reference and Background Checks	Documentation and Recommendation	Committee Approval
Comprehensive review and evaluation of a hedge fund's documents, including:	Onsite visit includes in-depth evaluation of:	Follow-up includes:	Findings are documented and recommendation made to Investment Committee:	Investment Committee reviews all investment and operational due diligence factors:
▪ Financial Statements ▪ Marketing Materials ▪ Due Diligence Questionnaire ▪ Legal Documents ▪ Regulatory Filings	▪ Front, middle and back office functions ▪ Operational infrastructure, including systems and segregation of duties ▪ Pricing and valuation policies and procedures ▪ Prime brokerage exposure and counterparty risks ▪ Other third-party vendor relationships, such as auditors, administrators and prime brokers ▪ Disaster recovery, cybersecurity controls and business continuity plans ▪ Compliance, legal and regulatory risks	▪ Requesting additional clarity on questions that arose during document review or onsite visit ▪ Formal independent background checks on hedge fund firm and key principals ▪ Verification of third-party service provider relationships ▪ In-depth legal reviews of hedge fund documents	▪ **Due Diligence Worksheet:** Comprehensive evaluation of each key operational risk category, concerns and follow-up actions ▪ **Risk Scorecard:** Summary of operational due diligence findings, including scorecard rating of key risk elements ▪ **Legal Review Worksheet:** Analysis of hedge fund documents, including a comparison of fund's legal terms and conditions to standard industry practice	▪ **Chief Risk Officer** retains independent **veto power** over investment decisions, based on operational risk concerns

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 SECTION VI  How We Work With Clients

Collaboration Forms the Building Blocks of a Strategic Relationship

Aetos has designed a multi-tiered process to provide a deeper, collaborative relationship between Aetos and our clients that ensures meaningful and iterative knowledge exchange

Education

Economic and Market Research

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- Provide ongoing education on hedge fund strategies and sub-strategies
- Share formal capital markets insights and proprietary research on topical issues of interest to client's staff
- Dedicated "teach in" sessions on quantitative and qualitative evaluation of direct hedge fund investments

Training/Collaboration

On-Going Knowledge Transfer with Clients

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- Train staff and board on our multi-tiered due diligence process and industry best practices
- Participate in multi-day "shadow research program" in which a client's staff can work side-by-side with Aetos staff in firm's New York or Menlo Park offices
- Train staff on risk management tools and technology

Analysis and Reporting

Direct Portfolio Detail

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- Aggregate risk exposures across a client's total hedge fund program (directs and FOFs)
- Supplementary holdings-based portfolio analytics through proprietary risk tool
- Customized portfolio reporting covering aggregate performance, attribution, exposures and liquidity

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 Customized Client Reporting  Aetos provides detailed account and portfolio transparency     Monthly Performance Report  Quarterly Report  Investor Letter  Economic & Market Report  Thought Leadership  Portfolio Allocations  Commentary and Analysis  Portfolio and Performance Updates  Image of Reporting  Image of Reporting  Image of Reporting  Image of Reporting  Image of Reporting  Image of Reporting

Why Aetos as Hedge Fund Partner?

17 Years of Advising Clients on Hedge Fund Investments	
Significant Investor in Hedge Funds	▪ With over $xx billion in assets under management[1], Aetos accesses the most sought after hedge funds and seeks to negotiate favorable terms on behalf of clients, yet also is nimble enough to identify and execute on unique alpha sources ▪ Our size allows us to invest with only our highest conviction managers – we do not have to compromise quality in order to put money to work
Full Solution Provider	▪ Few firms have the experience to offer a complete hedge fund solution: multi-manager portfolios, co-investments and assistance with direct hedge fund investments
Advisory	▪ Since inception in 2001, Aetos has assisted clients in building out direct hedge fund programs, including full implementation from program design to execution, monitoring and reporting
Knowledge Sharing	▪ High level of knowledge transfer and participation by clients' investment staff in investment process, with access to senior Aetos investment leadership ▪ Macroeconomic and market insights across traditional and alternative strategies ▪ Training on best practices: strategy allocation, investment/operational due diligence, risk management
Fiduciary Perspective	▪ Aetos Co-President, [Professional's Name] , previously served as CIO of Stanford Management Company ▪ Senior investment professionals average xx years of financial industry experience ▪ Deep capital markets expertise across equities, fixed income, derivatives, arbitrage, distressed, and tactical trading investments
Independence	▪ As an independent investment-focused organization with no public shareholders, private equity or corporate ownership and no other business lines, Aetos' interests are fully aligned with those of our clients to produce the highest quality, objective advice for clients

[1] As of December 31, 2018.

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 APPENDIX A  Aetos Funds

Aetos Fund

Since Inception (September 1, 2002) through March 31, 2019 (net of fees in US$ terms)

As of March 31, 2019	Aetos Fund	HFRI FOF: Conservative Index	Bloomberg Barclays US Aggregate Bond Index	MSCI ACWI
1 Year Annualized Return	x.xx%	x.xx%	x.xx%	x.xx%
3 Years Annualized Return	x.xx%	x.xx%	x.xx%	x.xx%
5 Years Annualized Return	x.xx%	x.xx%	x.xx%	x.xx%
10 Years Annualized Return	x.xx%	x.xx%	x.xx%	x.xx%
Since Inception (September 1, 2002)				
Average Annualized Return	x.xx%	x.xx%	x.xx%	x.xx%
Annualized Standard Deviation	x.xx%	x.xx%	x.xx%	x.xx%
Sharpe Ratio	x.xx	x.xx	x.xx	x.xx
Largest Calendar Qtr. Drawdown	x.xx%	x.xx%	x.xx%	x.xx%
Beta: Bloomberg Barclays US Aggregate Bond Index	x.xx	-	-	-
Beta: MSCI ACWI	x.xx	-	-	-

Sub-Strategy Allocations as of April 1, 2019[1]

Sub-Strategy Allocation Pie Chart (Updated Monthly)

Number of Managers = xx
Number of Sub-Strategies = xx

Median Position Size = x.x%
Average Position Size = x.x%

	Jan	Feb	Mar	Apr	May	Jun	Jul	Aug	Sep	Oct	Nov	Dec	YTD
2019	x.xx%	x.xx%	x.xx%	-	-	-	-	-	-	-	-	-	x.xx%
2018	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%
2017	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%
2016	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%
2015	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%
2014	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%
2013	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%
2012	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%
2011	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%
2010	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%
2009	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%
2008	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%
2007	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%
2006	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%
2005	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%
2004	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%
2003	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%
2002	-	-	-	-	-	-	-	-	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%

[1] Allocations are subject to change over time, exclude cash and may not sum to 100% due to rounding. Number of managers exclude managers under redemption.

Performance footnote.

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Appendix B  Biographies

 Biographies  Professionals' Biographies

 Appendix C  Information Disclosures

 Important Information and Disclosures  Aetos Alternatives Management is an SEC-registered investment adviser and serves as investment adviser to SEC-registered 1940 Act funds. Such registrations do not imply in any manner whatsoever that Aetos or the Aetos Funds have been sponsored, recommended, or approved, or that their abilities or qualifications have in any respect been passed upon by the United States or any agency or any office thereof. Prospective investors should consider the investment objectives, risks, and the charges and expenses of the Aetos Funds carefully before investing. A free copy of the prospectus containing this and other information may be obtained by calling 212-201-2540. Please read the prospectus carefully before investing.Index returns are obtained through Bloomberg. Indices are not actively managed, do not reflect any deduction for fees, expenses or taxes, and investors cannot invest directly in an unmanaged index. The volatility, investment holdings and other characteristics of the indices presented may be materially different from those of investments made by Aetos referenced herein. The indices shown have not been selected as appropriate benchmarks to compare to the performance of those of investments made by Aetos; rather they are provided to allow for comparisons to the performance of well-known and widely recognized indices.Bloomberg Barclays US Aggregate Bond Index: Index designed to broadly measure the performance of the investment grade, US dollar-denominated, fixed-rate taxable bond market. The Bloomberg Barclays US Aggregate Bond Index includes Treasury securities, government-related and corporate securities, MBS, ABS, and CMBS with maturities of no less than one year.HFRI FOF: Conservative Index: Index that includes fund of funds that invest with multiple managers through funds or managed accounts and are classified as “conservative.” Conservative fund of funds exhibit one or more of the following characteristics: seeks consistent returns by primarily investing in funds that generally engage in more “conservative” strategies such as equity market neutral, fixed income arbitrage, and convertible arbitrage; exhibits a lower historical annual standard deviation than the HFRI Fund of Funds Composite Index.MSCI ACWI: Index designed to measure developed and emerging market equity performance. The MSCI ACWI consists of 47 country indexes comprising 23 developed and 24 emerging market country indexes.

 Contact Us      Professionals’ Contact Information